UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSRS
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                     --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

================================================================================





                                 FMC SELECT FUND





                           --------------------------
                                10TH ANNIVERSARY
                               MAY 1995 - MAY 2005
                           --------------------------



                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2005





ADVISED BY:
FIRST MANHATTAN CO.


================================================================================

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholder:

The FMC Select Fund (the "Fund") celebrated its tenth anniversary on May 8, 2005. We would like to thank the Fund's shareholders and, in particular, those who have been with us since inception. You entrusted us with your assets in what turned out to be one of the most volatile periods in American financial history. This period included one of the great speculative bubbles, a.k.a. the "Internet Bubble", where we managed to almost keep up with our performance benchmark despite not investing in the Internet and related Internet-infrastructure "plays" that drove most of the broader market's performance. This was followed by the worst bear market since the Great Depression, a period during which an investment in the Fund appreciated.
--------------------------------------------------------------------------------
(INCEPTION - APRIL 30, 2005)              GROWTH OF $10,000       ANNUALIZED
----------------------------              -----------------       ----------
FMC Select Fund*                              $38,186                14.37%
Lipper Flexible Fund Universe                  22,027                 7.95
80%/20% S&P 500/Merrill 1-10 Yr
   Corporate/Government Bond Index             25,361                 9.74

*For the period ended April 30, 2005, the Fund's 1 year return was 6.01% And its annualized 5 year return was 9.87%.

THE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-FMC-4099.
--------------------------------------------------------------------------------

As the above table shows, a $10,000 investment in the Fund at inception, with reinvestment of all distributions, grew to $38,186, or at 14.37% per annum. A similar investment in the Fund's peer group, the Lipper Flexible Fund Universe, grew to $22,027, or at 7.95% per annum. A similar investment in the Fund's benchmark, an 80% weighting of the S&P 500 Index and a 20% weighting of the Merrill Lynch Corporate & Government Bond Index of one to ten year maturities, grew to $22,027, or at 9.74% per annum. All performance information is after expenses.

Having achieved the ten year milestone, we thought it would be instructive to review some of the key considerations behind the Fund's structure.

[1] The Fund was designed to respond to requests by investment advisory clients with individually managed accounts at First Manhattan that the firm provides diversified management of smaller, related accounts. These prospective investors wanted the same long-term, value-oriented approach that the firm offered to its larger, individually managed accounts.

[2] We decided to set the Fund's targeted equity allocation in a range of 75-85%, rather than 100%, cognizant of the Fund's anticipated shareholders. This allocation emphasized the importance we attach to capital preservation. While there was a keen desire to outperform whatever indices were determined to be the Fund's benchmarks, there was an even keener desire to avoid exposing the Fund's shareholders to the same level of risk, and potential loss of capital, as the overall equity market.

We also wanted the Fund's shareholders shielded from many of the practices common in the mutual fund industry that may have been in the short-term interest of many fund managers, but were not in the long-term interest of either the shareholders or First Manhattan. Key to this view was structuring the Fund to limit portfolio turnover, encouraging the generation of long-term, rather than short-term, capital gains, and limiting advertising and marketing expenses.
Understanding the rationale behind this structure provides the answer to commonly asked questions such as:

"Why can't I buy shares of the Fund through a broker?" Answer: We do not want the shareholders of the Fund paying the 12b-1 distribution fees and/or sales loads that most brokers require to "move product". We do not advertise the Fund for the same reason.

"Why doesn't the Fund have a ticker symbol?" Answer: We do not want to saddle the Fund's long-term shareholders with NASDAQ fees related to having a symbol, particularly given that most of the Fund's shareholders are long-term oriented and do not check the price of the Fund each day. Furthermore, a symbol would further raise our profile with newsletters, outside advisors and other third parties who advocate switching money in and out of funds rapidly. Periodically, we are contacted by some of these third parties. They urge us to obtain a symbol because they only recommend funds that they can track on a daily basis. They often add that our obtaining a symbol would lead to substantial fund inflows. We believe that such inflows and the inevitable subsequent outflows (when we fall below the thirty day moving average, sunspots appear or hemlines fall) would significantly increase the Fund's turnover, transaction costs and proportion of capital gains that would be short-term. In effect, the Fund's long-term shareholders for whom the Fund has been constructed would be subsidizing the liquidity used by short-term shareholders. The aforementioned sentiments reflected our innate cautiousness when we were new to the mutual fund business; these sentiments remain intact, having been reinforced by the mutual fund industry scandals of recent years.

So what have we done for you lately? The Fund had a total return of 6.72% for the six months ended April 30, 2005. The Fund outperformed both the 2.80% average total return of its peer group, the Lipper Flexible Fund Universe, and the 2.68% total return of its benchmark, which is an 80% weighting of the S&P 500 Index and a 20% weighting of the Merrill Lynch Corporate & Government Index of one to ten year maturities. As of April 30, 2005, 84% of the Fund's assets were invested in equities (including convertible securities), within the targeted equity allocation of 75-85%. The remaining assets were in medium term, fixed income instruments and cash equivalents.

We want to reiterate that, as value investors, we examine many measurements to determine the value of the businesses that we analyze and own. "Earnings yield," which measures how much net income a business generates relative to its price, is one of our preferred measurements. We find it useful to compare this measurement to both the earnings yield available on the S&P Industrials Index and the yield available from the

30-year U.S. Treasury. As of April 30, 2005, the equity portion of the Fund's portfolio had an earnings yield of 6.1%, a premium to the 5.8% earnings yield of the S&P Industrials Index. The portfolio's earnings yield was also above the 4.5% yield available on the 30-year U.S. Treasury. However, while the interest coupon paid on the 30-year U.S. Treasury will not grow, we estimate that the portfolio's earnings will increase by 66% over the next five years, which would increase the earnings yield at that time to 10.1% based on current prices.

The table below compares a weighted average of key measures of the equity portion of the Fund with the S&P Industrials Index. It shows that the Fund is invested in profitable businesses with above-average fundamentals that are selling at attractive valuations compared to the S&P Industrials Index.

--------------------------------------------------------------------------------
                                   FMC SELECT FUND       S&P INDUSTRIALS INDEX
                                   ---------------       ---------------------
QUALITY
-------
Return-on-Equity (ROE) [1]               26%                      18%
Period Needed to Retire
   Debt from Free Cash Flow [2]        2 Years                  5 Years
Estimated Annual EPS Growth
   for 2005-2010                        10.6%                    8.0%
VALUATION
---------
2005 Estimated Price/Earnings           16.3X                    17.1X

[1] ROE is based on net income for the trailing four quarters ended 3/31/05 and the average shareholders' equity over that period. ROE provides insight into both the quality of the business and the quality of management in its use of the shareholders' resources. Given the portfolio's heavy skewing towards businesses with franchises we think are significantly less dependent on the business cycle than those in the S&P, it is anticipated that the portfolio's "ROE advantage" relative to the S&P would expand in a recession.

[2] Free cash flow is defined for this  purpose as net income plus  depreciation and amortization minus capital expenditures. We have intentionally omitted dividends from this calculation to separate dividend policy, a financial decision, from the enterprises' underlying economics, i.e., the cash generated from operations. We believe that careful analysis of both working capital and free cash flow is often more valuable than reported net income in evaluating the fundamentals of a business.
--------------------------------------------------------------------------------

We continue to work hard analyzing the Fund's existing and prospective investments. Thank you for your continued confidence.

Sincerely yours,


/s/ Bernard Groveman                  /s/ William McElroy


Bernard Groveman                      William McElroy
Equity Manager                        Fixed Income Manager

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGERS AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
         FMC SELECT FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE MERRILL
             LYNCH 1-10 YEAR CORPORATE/GOVERNMENT BOND INDEX, AND AN
             80/20 BLEND OF THE REFERENCED S&P AND MERRILL INDICES.
--------------------------------------------------------------------------------
                                 TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                  Annualized        Annualized       Annualized
Six Month         One Year          3 Year            5 Year        Inception to
 Return            Return           Return            Return           Date(2)
--------------------------------------------------------------------------------
  6.72%             6.01%            5.79%             9.87%           14.37%
--------------------------------------------------------------------------------


[GRAPH OMITTED]
Plot points for EDGAR purposes are as follows:

                               80/20 Blend
                              of the above
                             S&P and Merrill
           FMC Select Fund    Lynch Indices
5/31/95(2)     $10,000           $10,000
10/31/95        10,844            10,875
10/31/96        13,445            13,078
10/31/97        17,547            16,614
10/31/98        19,268            19,902
10/31/99        22,771            23,972
10/31/00        25,479            25,496
10/31/01        27,346            20,907
10/31/02        27,677            18,641
10/31/03        32,324            21,948
10/31/04        35,085            23,793
4/30/05         37,443            24,431


                                   Merrill Lynch 1-10 Year          S&P 500
                                      Corp./Government             Composite
            FMC Select Fund             Bond Index(3)               Index(4)
5/31/95(2)      $10,000                    $10,000                  $10,000
10/31/95         10,844                     10,353                   11,006
10/31/96         13,445                     10,948                   13,658
10/31/97         17,547                     11,781                   18,044
10/30/98         19,268                     12,864                   22,011
10/31/99         22,771                     12,981                   27,662
10/31/00         25,479                     13,827                   29,346
10/31/01         27,346                     15,796                   22,039
10/31/02         27,677                     16,735                   18,709
10/31/03         32,324                     17,601                   22,600
10/31/04         35,085                     18,344                   24,729
4/30/05          37,443                     18,359                   25,540

(1) The data quoted herein represents past performance; the return and value of an investment in the Fund will fluctuate so that, when redeemed, Fund shares may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not include any fees or expenses. If such fees and expenses were included in the index returns, the performance of the index would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
(2) The FMC Select Fund commenced operations on May 8, 1995. The performance reflected in the graph begins at the end of the month operations commenced, i.e. May 1995.
(3) The Merrill Lynch 1-10 Year Corporate/Government Bond Index is an index that tracks the performance of U.S. dollar-denominated investment grade Government and Corporate public debt issued in the U.S. domestic bond market which have greater than 1 year and less than 10 years to maturity, excluding collateralized products such as Mortgage Pass-Through and Asset-Backed securities.
(4) The S&P 500 Composite Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

                            PORTFOLIO COMPOSITION(5)
            Retail                                          10.6%
            Media                                            9.6%
            Health Care Services                             9.2%
            Consumer Products                                8.3%
            Banks                                            7.8%
            Health Care Products                             7.4%
            Corporate Obligations                            6.6%
            Professional Services                            6.1%
            Insurance                                        4.8%
            Information Services                             4.8%
            Diversified Operations                           4.4%
            U.S. Treasury Obligations                        4.2%
            Food, Beverage & Tobacco                         3.4%
            Energy Services                                  2.2%
            Automotive & Truck Related                       2.0%
            U.S. Government Agency
              Mortgage Backed Obligations                    1.7%
            Equipment Trust Obligations                      1.6%
            Telephone & Telecommunications                   1.5%
            Commercial Mortgage Obligations                  1.2%
            U.S. Government Agency Obligations               1.1%
            Residential Mortgage Obligations                 0.8%
            Utilities                                        0.3%
            Other Asset-Backed Obligations                   0.2%
            Convertible Bonds                                0.1%
            Deposit Notes                                    0.1%


(5) Portfolio composition percentages are based upon the total investments of the Fund.

STATEMENT OF NET ASSETS                                                                        FMC SELECT FUND

April 30, 2005                                                                                     (Unaudited)


                                                                                                     Market
                                                                                                      Value
                                                                                       Shares         (000)
--------------------------------------------------------------------------------------------------------------
COMMON STOCK (77.2%)
AUTOMOTIVE & TRUCK RELATED (2.0%)
   Autozone* .......................................................................     65,300     $  5,420
                                                                                                    --------
BANKS (7.9%)
   Bay View Capital ................................................................     94,900        1,517
   Compass Bancshares ..............................................................     10,185          438
   First Horizon National ..........................................................    156,400        6,495
   North Fork Bancorporation .......................................................    212,550        5,983
   TF Financial ....................................................................     32,000          861
   US Bancorp ......................................................................     65,000        1,813
   Washington Mutual ...............................................................    110,396        4,562
                                                                                                    --------
                                                                                                      21,669
                                                                                                    --------
CONSUMER PRODUCTS (8.4%)
   Dorel Industries, Cl B* .........................................................    199,800        6,094
   Kimberly-Clark ..................................................................     93,600        5,845
   Mattel ..........................................................................    329,800        5,953
   Unilever ADR ....................................................................    132,400        5,079
                                                                                                    --------
                                                                                                      22,971
                                                                                                    --------
DIVERSIFIED OPERATIONS (4.5%)
   3M Company ......................................................................     55,000        4,206
   Berkshire Hathaway, Cl A* .......................................................         41        3,458
   Berkshire Hathaway, Cl B* .......................................................      1,631        4,564
                                                                                                    --------
                                                                                                      12,228
                                                                                                    --------
ENERGY SERVICES (2.2%)
   Nabors Industries* ..............................................................    114,400        6,163
                                                                                                    --------
FOOD, BEVERAGE & TOBACCO (3.4%)
   Del Monte Foods* ................................................................    236,900        2,471
   McCormick .......................................................................     87,450        3,025
   Nestle ADR ......................................................................     60,000        3,944
                                                                                                    --------
                                                                                                       9,440
                                                                                                    --------
HEALTH CARE PRODUCTS (7.4%)
   Abbott Laboratories .............................................................    104,100        5,118
   Baxter International ............................................................    180,400        6,693
   Pfizer ..........................................................................    314,740        8,551
                                                                                                    --------
                                                                                                      20,362
                                                                                                    --------
HEALTH CARE SERVICES (9.3%)
   Cardinal Health .................................................................    106,800        5,935
   HCA .............................................................................    191,400       10,688
   IMS Health ......................................................................     69,426        1,665
   UnitedHealth Group ..............................................................     75,902        7,173
                                                                                                    --------
                                                                                                      25,461
                                                                                                    --------

    The accompanying notes are an integral part of the financial statements.

                                        5

STATEMENT OF NET ASSETS                                                                        FMC SELECT FUND

April 30, 2005                                                                                     (Unaudited)


                                                                                                     Market
                                                                                                      Value
                                                                                       Shares         (000)
--------------------------------------------------------------------------------------------------------------
INFORMATION SERVICES (4.9%)
   Amdocs* .........................................................................    237,500     $  6,344
   DoubleClick* ....................................................................    133,600        1,074
   First Data ......................................................................    156,850        5,965
                                                                                                    --------
                                                                                                      13,383
                                                                                                    --------
INSURANCE (4.9%)
   Leucadia National ...............................................................    131,205        4,563
   Marsh & McLennan ................................................................    125,100        3,507
   Phoenix .........................................................................    260,000        2,946
   UnumProvident ...................................................................    138,700        2,319
                                                                                                    --------
                                                                                                      13,335
                                                                                                    --------
MEDIA (9.7%)
   Gannett .........................................................................     84,900        6,537
   Harte-Hanks .....................................................................    296,550        8,452
   Liberty Media, Cl A* ............................................................    386,672        3,882
   Liberty Media International, Cl A* ..............................................    188,731        7,827
                                                                                                    --------
                                                                                                      26,698
                                                                                                    --------
PROFESSIONAL SERVICES (0.1%)
   Gartner, Cl B* ..................................................................     49,462          415
                                                                                                    --------
RETAIL (10.7%)
   CVS .............................................................................    179,200        9,243
   Dollar General ..................................................................    292,693        5,956
   Lowe's ..........................................................................    133,600        6,962
   RadioShack ......................................................................    291,600        7,281
                                                                                                    --------
                                                                                                      29,442
                                                                                                    --------
TELEPHONES & TELECOMMUNICATIONS (1.5%)
   US Cellular* ....................................................................     91,800        4,241
                                                                                                    --------
UTILITIES (0.3%)
   Florida Public Utilities ........................................................     40,533          736
                                                                                                    --------
TOTAL COMMON STOCK
   (Cost $164,322) .................................................................                 211,964
                                                                                                    --------
FOREIGN STOCK (6.1%)
   Reckitt Benckiser ...............................................................    310,800       10,050
   Rentokil Initial* ...............................................................  2,191,047        6,529
                                                                                                    --------
TOTAL FOREIGN STOCK
   (Cost $8,646) ...................................................................                  16,579
                                                                                                    --------



    The accompanying notes are an integral part of the financial statements.

                                        6

STATEMENT OF NET ASSETS                                                                        FMC SELECT FUND

April 30, 2005                                                                                     (Unaudited)


                                                                                        Shares/
                                                                                         Face         Market
                                                                                        Amount        Value
                                                                                         (000)        (000)
--------------------------------------------------------------------------------------------------------------
WARRANTS (0.0%)
   Washington Mutual*(A) ...........................................................     70,900     $     10
                                                                                                    --------
TOTAL WARRANTS
   (Cost $0) .......................................................................                      10
                                                                                                    --------
CONVERTIBLE BONDS (0.1%)
   Thermo Electron, CV to 23.9006 Shares per 1,000
     3.250%, 11/01/07 ..............................................................     $  314          310
                                                                                                    --------
TOTAL CONVERTIBLE BONDS
   (Cost $314) .....................................................................                     310
                                                                                                    --------
CORPORATE OBLIGATIONS (6.7%)
   Ameritech Capital Funding
     9.100%, 06/01/16 ..............................................................        700          854
   Aramark Services
     8.150%, 05/01/05 ..............................................................        135          135
     7.000%, 07/15/06 ..............................................................        160          165
     7.000%, 05/01/07 ..............................................................         10           11
     6.375%, 02/15/08 ..............................................................        190          200
   Archstone-Smith Trust
     7.250%, 08/15/09 ..............................................................        321          325
   Blyth
     7.900%, 10/01/09 ..............................................................        100          111
     5.500%, 11/01/13 ..............................................................        950          953
   Colgate-Palmolive MTN, Ser D
     7.840%, 05/15/07 ..............................................................        235          252
   Dow Chemical, Ser 92-A2
     8.040%, 07/02/05 ..............................................................         20           21
   Ford Motor Credit
     6.875%, 02/01/06 ..............................................................        800          809
   General Motors, Ser 91-A2
     8.950%, 07/02/09 ..............................................................        142          149
   GTE, MBIA Insured
     6.460%, 04/15/08 ..............................................................        600          633
   HRPT Properties Trust
     6.500%, 01/15/13 ..............................................................        500          541
   IDEX
     6.875%, 02/15/08 ..............................................................      1,185        1,250
   Ingersoll-Rand
     6.391%, 11/15/27 ..............................................................        595          699
   Lubrizol
     5.875%, 12/01/08 ..............................................................        245          254
   May Department Stores
     9.750%, 02/15/21 ..............................................................        332          421
   McCormick MTN, Ser A
     6.240%, 02/01/06 ..............................................................        250          255
   Midamerican Energy MTN
     6.375%, 06/15/06 ..............................................................        100          103

    The accompanying notes are an integral part of the financial statements.

                                        7

STATEMENT OF NET ASSETS                                                                        FMC SELECT FUND

April 30, 2005                                                                                     (Unaudited)


                                                                                          Face        Market
                                                                                         Amount       Value
                                                                                          (000)       (000)
--------------------------------------------------------------------------------------------------------------
   Mohawk Industries, Ser D
     7.200%, 04/15/12 ..............................................................     $1,400     $  1,586
   Procter & Gamble - ESOP, Ser A
     9.360%, 01/01/21 ..............................................................      1,100        1,473
   Ryder System, Ser O
     6.500%, 05/15/05 ..............................................................        250          250
   Simon Property Group
     6.875%, 11/15/06 ..............................................................        400          415
   Southwestern Bell Telephone MTN, Ser C
     6.970%, 08/07/06 ..............................................................        500          517
   Thermo Electron
     7.625%, 10/30/08 ..............................................................        500          548
   Transamerica Finance MTN, Ser E
     7.140%, 08/15/05 ..............................................................        565          571
   UST
     7.250%, 06/01/09 ..............................................................        500          550
   Waddell & Reed Financial
     7.500%, 01/18/06 ..............................................................        255          261
   Wal-Mart Stores, Ser 94-B3
     8.800%, 12/30/14 ..............................................................        500          640
   Wal-Mart Stores, Ser A-2
     8.850%, 01/02/15 ..............................................................        450          564
   Weingarten Realty Investors MTN, Ser A
     6.107%, 07/15/13 ..............................................................        700          750
   Whirlpool
     7.750%, 07/15/16 ..............................................................      1,000        1,195
   Wilmington Trust
     6.625%, 05/01/08 ..............................................................        755          815
                                                                                                    --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $18,004) ..................................................................                  18,276
                                                                                                    --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (1.1%)
   Federal Farm Credit Bank
     4.850%, 08/23/12 ..............................................................        500          498
   Federal Home Loan Mortgage Corporation
     4.750%, 10/11/12 ..............................................................        500          499
   Federal Home Loan Mortgage Corporation MTN (C)
     3.460%, 06/09/08 ..............................................................        500          500
   Government Trust Certificate, Ser 95-A
     8.010%, 03/01/07 ..............................................................         68           70
   Guaranteed Export Trust , Cl A, Ser 94-B
     7.460%, 12/15/05 ..............................................................         43           44
   Housing and Urban Development, Ser 99-A
     5.750%, 08/01/06 ..............................................................        265          272
   NIH Neuroscience Center, Ser B
     6.680%, 02/15/09 ..............................................................        483          506
   Private Export Funding, Ser G
     6.670%, 09/15/09 ..............................................................        225          247

    The accompanying notes are an integral part of the financial statements.

                                        8

STATEMENT OF NET ASSETS                                                                        FMC SELECT FUND

April 30, 2005                                                                                     (Unaudited)


                                                                                          Face        Market
                                                                                         Amount       Value
                                                                                          (000)       (000)
--------------------------------------------------------------------------------------------------------------

   Small Business Administration, Ser 96-F
     6.500%, 11/01/06 ..............................................................     $   37     $     37
   Small Business Administration, Ser 97-L
     6.550%, 12/01/17 ..............................................................        207          218
   Small Business Administration, Ser 98-D
     6.150%, 04/01/18 ..............................................................        173          181
                                                                                                    --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $3,019) ...................................................................                   3,072
                                                                                                    --------
U.S. TREASURY OBLIGATIONS (4.3%)
   U.S. Treasury Bills (B)
     3.085%, 10/20/05 ..............................................................        415          409
     2.941%, 08/18/05 ..............................................................      3,975        3,940
     2.673%, 07/14/05 ..............................................................      4,020        3,998
     2.490%, 06/16/05 ..............................................................      3,345        3,334
                                                                                                    --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $11,682) ..................................................................                  11,681
                                                                                                    --------
U.S. GOVERNMENT AGENCY MORTGAGE BACKED OBLIGATIONS (1.7%)
   Federal Home Loan Mortgage Corporation, Ser 2899, Cl HB
     4.000%, 12/15/19 ..............................................................      1,000          940
   Federal National Mortgage Association
     5.500%, 01/01/09 ..............................................................         54           55
     4.480%, 07/01/13 ..............................................................      1,220        1,219
   Federal National Mortgage Association, Ser 120, Cl JB
     4.000%, 03/25/19 ..............................................................        550          535
   Federal National Mortgage Association, Ser 14, Cl AT
     4.000%, 03/25/33 ..............................................................        189          187
   Federal National Mortgage Association, Ser 15, Cl CB
     5.000%, 03/25/18 ..............................................................        180          181
   Government National Mortgage Association, Ser 11, Cl QA
     3.600%, 01/20/29 ..............................................................        150          148
   Government National Mortgage Association, Ser 58, Cl VA
     5.500%, 10/16/13 ..............................................................        140          145
   Government National Mortgage Association, Ser 85, Cl TW
     5.500%, 07/20/20 ..............................................................        200          201
   Government National Mortgage Association, Ser 98, Cl TD
     4.500%, 04/20/30 ..............................................................      1,000          988
                                                                                                    --------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE BACKED OBLIGATIONS
   (Cost $4,595) ...................................................................                   4,599
                                                                                                    --------
RESIDENTIAL MORTGAGE OBLIGATIONS (1.0%)
   Citicorp Mortgage Securities, Ser 3, Cl A12
     5.250%, 05/25/34 ..............................................................        806          802


    The accompanying notes are an integral part of the financial statements.

                                        9

STATEMENT OF NET ASSETS                                                                        FMC SELECT FUND

April 30, 2005                                                                                     (Unaudited)


                                                                                          Face        Market
                                                                                         Amount       Value
                                                                                          (000)       (000)
--------------------------------------------------------------------------------------------------------------
   Countrywide Home Loans, Ser 32, Cl 2A2
     5.000%, 01/25/18 ..............................................................     $  322     $    326
   Countrywide Home Loans, Ser J9, Cl 2A6
     5.500%, 01/25/35 ..............................................................        467          470
   Credit Suisse First Boston Mortgage Securities Corporation, Ser CK1, Cl A3
     6.380%, 12/16/35 ..............................................................        500          542
   GSR Mortgage Loan Trust, Ser 6F, Cl A1
     3.000%, 09/25/32 ..............................................................        151          148
   Wells Fargo Mortgage Backed Securities Trust, Ser 8, Cl A9
     4.500%, 08/25/18 ..............................................................        500          489
                                                                                                    --------
TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
   (Cost $2,776) ...................................................................                   2,777
                                                                                                    --------
COMMERCIAL MORTGAGE OBLIGATIONS (1.0%)
   Asset Securitization, Ser MD7, Cl A2 (C)
     7.204%, 01/13/30 ..............................................................      1,000        1,042
   Bear Stearns Commercial Mortgage Securities, Ser Top 2, Cl A1
     6.080%, 02/15/35 ..............................................................        375          387
   Credit Suisse First Boston Mortgage Securities Corporation, Ser 1, Cl 3A1
     5.250%, 02/25/35 ..............................................................      1,000        1,013
   Morgan Stanley Dean Witter Capital, Ser Top 1, Cl A2
     6.320%, 02/15/33 ..............................................................        372          387
                                                                                                    --------
TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
   (Cost $2,844) ...................................................................                   2,829
                                                                                                    --------
EQUIPMENT TRUST OBLIGATIONS (1.6%)
   Burlington Northern and Santa Fe Railway, Ser 99-2
     7.570%, 01/02/21 ..............................................................        585          691
   Continental Airlines, Ser 1, Cl G2
     6.563%, 02/15/12 ..............................................................        900          951
   Continental Airlines, Ser 98-3
     6.320%, 11/01/08 ..............................................................        100          100
   CSX Transportation, Ser 93-A
     6.400%, 03/15/06 ..............................................................        500          511
   CSX Transportation, Ser 95-A
     7.730%, 03/15/09 ..............................................................        500          558
   Union Pacific
     7.600%, 05/01/05 ..............................................................        250          250
     4.698%, 01/02/24 ..............................................................        150          145
   Union Pacific Railroad, Ser 00-1
     8.000%, 01/10/21 ..............................................................        993        1,194
                                                                                                    --------
TOTAL EQUIPMENT TRUST OBLIGATIONS
   (Cost $4,361) ...................................................................                   4,400
                                                                                                    --------



    The accompanying notes are an integral part of the financial statements.

                                       10

STATEMENT OF NET ASSETS                                                                        FMC SELECT FUND

April 30, 2005                                                                                     (Unaudited)


                                                                                          Face        Market
                                                                                         Amount       Value
                                                                                          (000)       (000)
--------------------------------------------------------------------------------------------------------------
OTHER ASSET-BACKED OBLIGATIONS (0.2%)
   Citibank Credit Card Master Trust I, Ser 2, Cl A
     6.050%, 01/15/10 ..............................................................       $480     $    505
   Union Financial Services Taxable Student Loan, Ser A, Cl A9
     5.730%, 12/01/05 ..............................................................        130          130
                                                                                                    --------
TOTAL OTHER ASSET-BACKED OBLIGATIONS
   (Cost $600) .....................................................................                     635
                                                                                                    --------
DEPOSIT NOTES (0.1%)
   Hudson United Bank
     3.500%, 05/13/08 ..............................................................        270          262
                                                                                                    --------
TOTAL DEPOSIT NOTES
   (Cost $270) .....................................................................                     262
                                                                                                    --------
TOTAL INVESTMENTS (101.1%)
   (Cost $221,433) .................................................................                 277,394
                                                                                                    --------
OTHER ASSETS AND LIABILITIES (-1.1%)
   Payable for Investment Securities Purchased .....................................                  (4,145)
   Investment Advisory Fees Payable ................................................                    (181)
   Payable for Fund Shares Redeemed ................................................                     (36)
   Administration Fees Payable .....................................................                     (34)
   Other Assets and Liabilities, Net ...............................................                   1,440
                                                                                                    --------
TOTAL OTHER ASSETS AND LIABILITIES .................................................                  (2,956)
                                                                                                    --------
NET ASSETS -- 100.0% ...............................................................                $274,438
                                                                                                    ========
NET ASSETS:
   Portfolio Shares (unlimited authorization -- no par value)
     based on 13,091,932 outstanding shares of beneficial interest .................                $213,018
   Undistributed net investment income .............................................                     241
   Accumulated net realized gain on investments ....................................                   5,218
   Net unrealized appreciation on investments ......................................                  55,961
                                                                                                    --------
NET ASSETS .........................................................................                $274,438
                                                                                                    ========
   Net Asset Value, Offering and Redemption Price Per Share ........................                  $20.96
                                                                                                    ========

* NON-INCOME PRODUCING SECURITY
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND HAS NO STRIKE PRICE OR
    EXPIRATION DATE.
(B) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(C) VARIABLE RATE SECURITY -- RATE SHOWN IS THE RATE IN EFFECT AS OF APRIL 30, 2005.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
CV -- CONVERTIBLE SECURITY
ESOP -- EMPLOYEE STOCK OWNERSHIP PLAN
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
MTN -- MEDIUM TERM NOTE
SER -- SERIES


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                                                    FMC SELECT FUND

For the Six Month Period Ended April 30, 2005                                                        (Unaudited)


----------------------------------------------------------------------------------------------------------------
Investment Income:
Dividend Income (less foreign withholding taxes of $25).................................           $ 1,727
Interest Income.........................................................................             1,084
----------------------------------------------------------------------------------------------------------------
   Total Investment Income..............................................................             2,811
----------------------------------------------------------------------------------------------------------------
Expenses:
Investment Advisory Fees................................................................             1,068
Administration Fees.....................................................................               200
Trustees' Fees..........................................................................                 4
Transfer Agent Fees.....................................................................                30
Professional Fees.......................................................................                30
Printing Fees...........................................................................                12
Registration and Filing Fees............................................................                10
Custodian Fees..........................................................................                 6
Insurance and Other Fees................................................................                13
----------------------------------------------------------------------------------------------------------------
   Total Expenses.......................................................................             1,373
----------------------------------------------------------------------------------------------------------------
     Net Investment Income..............................................................             1,438
----------------------------------------------------------------------------------------------------------------
Net Realized Gain on Investments .......................................................             5,219
Net Change in Unrealized Appreciation on Investments....................................            10,101
----------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments ...................................            15,320
----------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations....................................           $16,758
================================================================================================================





    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                                                                FMC SELECT FUND

For the Six Month Period Ended April 30, 2005 (Unaudited) and the Year Ended October 31, 2004


                                                                              SIX MONTHS              TWELVE MONTHS
                                                                          NOVEMBER 1, 2004 TO      NOVEMBER 1, 2003 TO
                                                                            APRIL 30, 2005          OCTOBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income...............................................       $  1,438                 $  2,193
   Net Realized Gain on Investments and Foreign Currency Transactions..          5,219                    8,066
   Net Change in Unrealized Appreciation on Investments................         10,101                    7,764
-----------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations..............         16,758                   18,023
-----------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income ..............................................         (1,389)                  (2,161)
   Net Realized Gain...................................................         (8,070)                  (6,070)
-----------------------------------------------------------------------------------------------------------------------
     Total Dividends and Distributions ................................         (9,459)                  (8,231)
-----------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued .............................................................         27,553                   42,749
   In Lieu of Dividends and Distributions .............................            239                      232
   Redeemed ...........................................................         (9,853)                 (12,642)
-----------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Derived from Capital Share Transactions         17,939                   30,339
-----------------------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets .....................................         25,238                   40,131
-----------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ................................................        249,200                  209,069
-----------------------------------------------------------------------------------------------------------------------
   End of Period.......................................................       $274,438                 $249,200
=======================================================================================================================
Undistributed Net Investment Income....................................       $    241                 $    192
=======================================================================================================================
Shares Issued and Redeemed:
   Issued .............................................................          1,308                    2,115
   In Lieu of Dividends and Distributions .............................             11                       12
   Redeemed ...........................................................           (468)                    (621)
-----------------------------------------------------------------------------------------------------------------------
     Net Increase in Shares Outstanding from Share Transactions........            851                    1,506
=======================================================================================================================




    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                                                                     FMC SELECT FUND

For a Share Outstanding Throughout Each Period.

For the Six Month Period Ended April 30, 2005 (Unaudited) and for the Years Ended October 31,



                 Net
                Asset                     Realized and                    Dividends       Distributions        Total
               Value,           Net        Unrealized        Total         from Net           from           Dividends
              Beginning      Investment      Gain on          from        Investment        Realized            and
             of Period         Income      Securities     Operations        Income           Gains         Distributions
             ---------       ---------    -----------     ----------      ----------       -----------     -------------
2005(1)       $20.36          $0.11(4)       $1.26(4)       $1.37          $(0.11)          $(0.66)          $(0.77)
2004           19.48           0.19           1.44           1.63           (0.19)           (0.56)           (0.75)
2003           17.17           0.23           2.58           2.81           (0.24)           (0.26)           (0.50)
2002           17.89           0.22           0.04(5)        0.26           (0.22)           (0.76)           (0.98)
2001           18.69           0.19           1.10           1.29           (0.18)           (1.91)           (2.09)
2000           19.34           0.15           1.78           1.93           (0.18)           (2.40)           (2.58)


                                                                              Ratio            Ratio
                 Net                          Net                            of Net        of Expenses
                Asset                       Assets,          Ratio         Investment      to Average
               Value,                         End         of Expenses        Income         Net Assets       Portfolio
                End            Total       of Period       to Average     to Average       (Excluding        Turnover
             of Period        Return(2)      (000)         Net Assets      Net Assets        Waivers)          Rate
             ---------        --------     ---------      -----------     -----------       -----------       -------
  2005(1)     $20.96           6.72%(3)     $274,438         1.03%           1.08%            1.03%            9.11%
  2004         20.36           8.54          249,200         1.02            0.93             1.02            11.36
  2003         19.48          16.79          209,069         1.03            1.33             1.03            19.95
  2002         17.17           1.21          164,398         1.05            1.25             1.05            19.72
  2001         17.89           7.33          134,948         1.05            1.08             1.05            12.68
  2000         18.69          11.89          108,146         1.06            0.85             1.06            24.81

(1) All ratios for the period have been annualized.
(2) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
(3) Total return is for the period indicated and has not been annualized.
(4) Per share calculations were performed using average shares for the period.
(5) The amount shown for a share outstanding throughout the year ended October 31, 2002 differs from the aggregate net losses on investments for the year because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.




    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2005                                                       (Unaudited)



1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the FMC Select Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

   Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

   For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2005                                                       (Unaudited)


   If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator and the Fund holds the relevant securities, then the administrator will notify the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific method which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   FOREIGN CURRENCY TRANSLATION -- Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from in the market prices of the securities. These gains and losses are included in the net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's book and the U.S. dollar equivalent amounts actually received or paid.

   EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER
   AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or 0.15% of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and First Manhattan Co. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.80% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2005                                                       (Unaudited)


its fee in order to limit the Fund's total operating expenses to a maximum of 1.10% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the six months ended April 30, 2005, were as follows (000):

Purchases
  U.S. Government .....................    $ 2,922
  Other ...............................     32,175
Sales and Maturities
  U.S. Government .....................      4,307
  Other ...............................     18,447

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions declared during the years ended October 31, 2004, and October 31, 2003, were as follows (000):

          ORDINARY        LONG-TERM
           INCOME       CAPITAL GAIN         TOTAL
          ----------    ------------        --------
2004       $2,718          $5,513           $8,231
2003        4,439             502            4,941

As of October 31, 2004, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income .............   $ 2,081
Undistributed Long-Term Capital Gains......     6,180
Unrealized Appreciation....................    45,860
                                              -------
Total Distributable Earnings...............   $54,121
                                              =======

For Federal income tax purposes, the cost of securities owned at April 30, 2005, and the net realized gains or losses on securities sold for the period then ended were not different from the amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2005, were as follows
(000):

                                                            NET
   FEDERAL         APPRECIATED       DEPRECIATED         UNREALIZED
   TAX COST         SECURITIES        SECURITIES        APPRECIATION
  ---------        -----------       ------------      ---------------
  $221,433           $63,703           $(7,742)           $55,961

8. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

DISCLOSURE OF FUND EXPENSES                                      FMC SELECT FUND

                                                                     (Unaudited)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

 o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

   You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

 o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

----------------------------------------------------------------------------------------------
                            BEGINNING          ENDING                             EXPENSES
                             ACCOUNT           ACCOUNT         ANNUALIZED           PAID
                              VALUE             VALUE            EXPENSE           DURING
                            11/01/04          04/30/05           RATIOS            PERIOD*
----------------------------------------------------------------------------------------------
ACTUAL FUND RETURN         $1,000.00          $1,067.20            1.03%            $5.28
HYPOTHETICAL 5% RETURN      1,000.00           1,019.69            1.03              5.16
----------------------------------------------------------------------------------------------
*Expenses are equal to the Fund's  annualized  expense  ratio  multiplied by the average account  value over the period,  multiplied  by 181/365 (to reflect the one-half year period).

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS                       FMC SELECT FUND

April 30, 2005                                                       (Unaudited)


BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Board who are not parties to the Advisory Agreement or `interested persons' of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Board use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on February 23, 2005, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Fund and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund's shareholders, as discussed in further detail below.

At the meeting, a senior executive from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the senior executive reviewed the Adviser's background and investment management philosophy, noting that the shareholders of the Fund were comprised primarily of customers of the Adviser related to its investment management clients, and, as a result, asset levels were generally stable.

The Board then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. The Board considered the Adviser's registration as a broker-dealer and its execution of Fund brokerage transactions, including the Adviser's best execution procedures, noting the experience of its trading staff. The Board also considered the experience of the individuals responsible for the day-to-day management of the Fund, and their long tenure with the Adviser. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel, and the Board concluded that it was satisfied with the services provided to the Fund.

FUND PERFORMANCE AND INVESTMENT OBJECTIVES. The Board also compared the Fund's performance to benchmark indices and other similar mutual funds over various periods of time and concluded that they were satisfied with the investment performance of the Fund.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Fund were reasonable, the Board reviewed a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund and concluded that such profit levels were reasonable. The Board also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds; it concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the expense ratio paid by the Fund was consistent with industry standards. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information
described  above,  the  Board,   including  all  of  the  independent  Trustees,
unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

================================================================================


                                 FMC SELECT FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q (Quarterly Schedule of Portfolio Holdings) are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-FMC-4099 (1-877-362-4099); information on voted
proxies   is  also   available   on  the   SEC's   website   on  Form   N-PX  at
http://www.sec.gov.

FMC-SA-002-0400


================================================================================

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                   The Advisors' Inner Circle Fund


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


By (Signature and Title)*                      /s/ Peter J. Golden
                                               ---------------------------------
                                               Peter J. Golden, Controller & CFO

Date:  June 27, 2005


* Print the name and title of each signing officer under his or her signature.